Provisions - Schedule of Provisions (Details) $ in Thousands, $ in Billions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 COP ($)	Dec. 31, 2024 USD ($)
Disclosure of other provisions [line items]
Beginning balance	$ 31,801		$ 33,328
Recognized in period (Note 6a)			1,690
Change in assumptions	(3,532)		491
Settlement of provisions	(1,131)		(1,345)
Accretion expense	2,074		2,171
Exchange difference	5,598		(4,534)
Ending balance	34,810		31,801
Less: current portion	(7,608)		(2,979)
Non-current portion	27,202		28,822
Reclamation and rehabilitation
Disclosure of other provisions [line items]
Beginning balance	16,152		15,984
Recognized in period (Note 6a)			1,690
Change in assumptions	(6,495)		226
Settlement of provisions	(120)		(599)
Accretion expense	1,045		957
Exchange difference	2,405		(2,106)
Ending balance	12,987		16,152
Less: current portion	(671)
Non-current portion	12,316
Environmental fees
Disclosure of other provisions [line items]
Beginning balance	4,796		5,480
Recognized in period (Note 6a)			0
Change in assumptions	(11)		61
Settlement of provisions	(38)		(44)
Accretion expense	0		43
Exchange difference	886		(744)
Ending balance	5,633		4,796
Less: current portion	(5,311)
Non-current portion	322
Health plan obligations
Disclosure of other provisions [line items]
Beginning balance	10,853		11,864
Recognized in period (Note 6a)			0
Change in assumptions	716		204
Settlement of provisions	(734)		(702)
Accretion expense	1,029		1,171
Exchange difference	1,924		(1,684)
Ending balance	13,788	$ 51.8	10,853
Less: current portion	(767)
Non-current portion	13,021
Other
Disclosure of other provisions [line items]
Beginning balance	0		0
Recognized in period (Note 6a)			0
Change in assumptions	2,258		0
Settlement of provisions	(239)		0
Accretion expense	0		0
Exchange difference	383		0
Ending balance	2,402		$ 0
Less: current portion	(859)
Non-current portion	$ 1,543